As filed with the Securities and Exchange Commission on May 17, 2013

Securities Act File No. 33-10583

Investment Company Act File No. 811-04873

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

THE GAMCO GROWTH FUND

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Sonia K. Kothari, Esq.	Richard T. Prins, Esq.
The GAMCO Growth Fund	Skadden, Arps, Slate, Meagher & Flom LLP
One Corporate Center	Four Times Square, 30th Floor
Rye, New York 10580-1422	New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b); or
☐	on (date) pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GAMCO GROWTH FUND, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye, and State of New York, on the 17th day of May, 2013.

THE GAMCO GROWTH FUND

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 36 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Chairman of the Board	May 17, 2013

/s/ Bruce N. Alpert Bruce N. Alpert	President (Principal Executive Officer)	May 17, 2013

/s/ Agnes Mullady Agnes Mullady	Treasurer (Principal Financial and Accounting Officer)	May 17, 2013

Anthony J. Colavita* Anthony J. Colavita	Trustee	May 17, 2013

James P. Conn* James P. Conn	Trustee	May 17, 2013

Dugald A. Fletcher* Dugald A. Fletcher	Trustee	May 17, 2013

John D. Gabelli* John D. Gabelli	Trustee	May 17, 2013

Robert J. Morrissey* Robert J. Morrissey	Trustee	May 17, 2013

Anthony R. Pustorino* Anthony R. Pustorino	Trustee	May 17, 2013

Anthony Torna, Sr.* Anthony Torna, Sr.	Trustee	May 17, 2013

Anthonie C. van Ekris* Anthonie C. van Ekris	Trustee	May 17, 2013

Salvatore J. Zizza* Salvatore J. Zizza	Trustee	May 17, 2013

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase